General	12 Months Ended
Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

NOTE 1: — GENERAL

Taro Pharmaceutical Industries Ltd. (the “Company” or “Taro”) is an Israeli corporation, which operates in Israel and elsewhere through its Israeli, North American, European and Japan subsidiaries (the “Group”). The principal business activities of the Group are the production, research, development and marketing of pharmaceutical and dermatological products. As of March 22, 2012, the Company’s ordinary shares are traded on the New York Stock Exchange (the “NYSE”), under the symbol “TARO.” As used herein, the terms “we,” “us,” “our,” “Taro,” and the “Company” mean Taro Pharmaceutical Industries Ltd. and its subsidiaries, unless otherwise indicated.

The activities of the Group in North America are performed by Taro Pharmaceuticals Inc. (“Taro Canada”), Taro Pharmaceuticals U.S.A., Inc. (“Taro U.S.A.”) and The Proactiv Company Holdings Inc. Taro International Ltd. in Israel is engaged in the pharmaceutical activities of the Group outside North America. Proactiv YK markets dermatological products in Japan.

The Group manufactures generic and proprietary drug products in facilities located in Israel and Canada, and manufactures bulk active pharmaceutical ingredients in its Israel facility. The Group’s research and development facilities are located in Israel and Canada. The majority of the Group’s sales are in North America, primarily in the U.S.A.

In North America, the Company sells and distributes its products principally to drug industry wholesalers, drug store chains, and mass merchandisers, and in case of certain OTC products, directly to end customers. In Canada, the Group also sells and distributes to hospitals. In Israel, the Group sells and distributes its products principally to healthcare institutions, drug store chains, and private pharmacies. In Japan, the Group sells to wholesalers, e-commerce stores, drug store chains, and directly to consumers.

In the generic pharmaceutical industry, selling prices and related profit margins tend to decrease as products mature due to increased competition from other generic pharmaceutical manufacturers as they gain approval from the U.S. Food and Drug Administration (the “FDA”), the Canadian Health Products and Food Branch Inspectorate, and the Israeli and other Ministries of Health (“Government Agencies”) to manufacture equivalent products. The Group’s future operating results are dependent on, among other things, its ability to introduce new products and maintain its approvals to market existing drugs.

While non-compliance with Government Agencies’ regulations can result in refusal to allow country entry, seizure, fines, or injunctive actions to prevent the sale of products, no material actions against the Group or its products have recently occurred. The Group believes that it is in material compliance with all Government Agencies’ regulations.

While the majority of the Company’s products are either synthesized by the Company itself or are derived from multiple source materials, some raw materials and certain products are currently obtained from single suppliers. The Company does not believe that any interruption of supply from a single supplier would have a material adverse effect on the Company’s results of operations and financial position. To date, the Group has not experienced difficulties in obtaining raw materials or other materials.

Sun Pharmaceutical Industries Ltd. (“Sun”), the Company’s majority shareholder, owns, or controls as of March 31, 2023, 29,497,813, or 78.5%, of the Company’s ordinary shares, and with the Company’s founders’ shares, 85.7% of the vote attributable to the share equity of the Company. The Company's 6-K was filed on May 26, 2023 regarding Sun proposal letter to acquire all of the outstanding ordinary shares of the Company.

On November 4, 2019, the Company announced that its Board of Directors approved a $300 million share repurchase of ordinary shares. On November 15, 2019, the Company commenced a modified “Dutch auction” tender offer to repurchase up to $225 million in value of its ordinary shares. In accordance with the terms and conditions of the tender offer, which expired on December 16, 2019, the Company accepted for payment 280,719 ordinary shares at the final purchase price of $91.00 per share. During the year ended March 31, 2022, in accordance with a Rule 10b5-1 program, the Company repurchased 341,413 shares at an average price of $73.03 per share. During the year ended March 31, 2023, the Company did not repurchase any shares. Through May 31, 2023, under the $300 million authorization, the Company repurchased 954,165 shares (280,719 at an average price of $91.00, 332,033 at an average price of $75.23 and 341,413 shares at an average price of $73.03), leaving $224.5 million remaining under the current board authorization.

In December 2019, COVID-19, a disease caused by a strain of coronavirus, was first reported, and later declared a pandemic by the World Health Organization in March 2020, spreading globally. It has affected Israel and Canada, where most of our manufacturing takes place, and spread throughout each state in the U.S., our largest market. The COVID-19 pandemic has disrupted global supply chains, created significant volatility of global financial markets, negatively impacted the global economy, and also our U.S. sales. Additionally, it has impacted our business and may materially affect our operations, including manufacturing, supply chain, pre-commercial launch, and clinical trial activities should the pandemic persist. Countries, states, and local governments instituting measures to reduce the spread of COVID-19 have impacted our operations with significant disruptions, uncertainty and economic volatility, higher costs, and capital expenditures. Such measures include quarantines, government restrictions on movement, business closures and suspensions, canceled events and activities, self-isolation, and other voluntary and/or mandated changes in behavior. Our offices are or have been operating under work from home protocols, and our manufacturing and distribution facilities have instituted policies and procedures to protect our employees and operations, including social distancing, the supply and use of personal protective equipment, split shifts and health assessments. We had and, in some instances, continue to have policies to suspend in-person activities of our field employees because of restrictions on meetings instituted by our customers. These protocols, policies, procedures, and suspension of activities have affected our business operations.

On July 31, 2020, Taro Pharmaceuticals, Inc. completed the purchase of Aquinox Pharmaceuticals (Canada) Inc. (“Aquinox”), a wholly-owned subsidiary of Neoleukin Therapeutics, Inc., including intellectual property rights to various early stage molecules. Pursuant to the agreement, Taro acquired all issued and outstanding shares of Aquinox for $8 million.

On June 1, 2021, Taro Pharmaceuticals Inc. purchased 100% of the issued and outstanding shares of Taro Pharmaceuticals U.S.A., Inc. for nominal value. The shares were purchased from Taro Pharmaceutical Industries Ltd. and The Taro Development Corporation (a company owned indirectly by Sun Pharmaceutical Industries Ltd.) as follows: five (5) class A shares of common stock and one-hundred fifty (150 class B shares were acquired from Taro Pharmaceutical Industries Ltd., and five (5) class A shares were acquired from The Taro Development Corporation.

On February 28, 2022, the Company acquired 100% ownership of The Proactiv Company Holdings, Inc., Proactive YK and Alchemee Skincare Corporation (f/k/a The Proactiv Company Corporation), including their respective subsidiaries, and certain other assets (“Alchemee”), pursuant to a Share and Asset Purchase Agreement. Taro paid an all-cash purchase price for Alchemee of approximately $95 million, which also included acquired cash and excess working capital at close. This acquisition qualified as a business combination and the one month’s financial results from the acquisition have been included in the Company's consolidated financial statements for the year ended March 31, 2022. The details of the final purchase price allocation (“PPA”) are presented under Note 19.